Financial Instruments	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Financial Instruments

33. FINANCIAL INSTRUMENTS

Cenovus’s financial assets and financial liabilities consist of cash and cash equivalents, accounts receivable and accrued revenues, private equity instruments, long-term receivables, accounts payable and accrued liabilities, risk management assets and liabilities, contingent payment, short-term borrowings and long-term debt. Risk management assets and liabilities arise from the use of derivative financial instruments.

A) Fair Value of Non-Derivative Financial Instruments

The fair values of cash and cash equivalents, accounts receivable and accrued revenues, accounts payable and accrued liabilities, and short-term borrowings approximate their carrying amount due to the short-term maturity of these instruments.

The fair values of long-term receivables approximate their carrying amount due to the specific non-tradeable nature of these instruments.

Long-term debt is carried at amortized cost. The estimated fair values of long-term borrowings have been determined based on period-end trading prices of long-term borrowings on the secondary market (Level 2). As at December 31, 2018, the carrying value of Cenovus’s debt was $9,164 million and the fair value was $8,431 million (2017 carrying value – $9,513 million; fair value – $10,061 million).

Equity investments classified at FVOCI comprise equity investments in private companies. The Company classified certain private equity instruments at FVOCI as they are not held for trading and fair value changes are not reflective of the Company’s operations. These assets are carried at fair value on the Consolidated Balance Sheets in other assets. Fair value is determined based on recent private placement transactions (Level 3) when available. There was an increase of $1 million in the fair value of the Company’s private equity instruments in the twelve months ended December 31, 2018. The following table provides a reconciliation of changes in the fair value of equity investments classified at FVOCI:

As at December 31,	2018	2017
Fair Value, Beginning of Year	37	35
Net Acquisition of Investments	-	3
Change in Fair Value (1)	1	(1)
Fair Value, End of Year	38	37
(1)	Changes in fair value are recorded in OCI.

B) Fair Value of Risk Management Assets and Liabilities

The Company’s risk management assets and liabilities consist of crude oil swaps and options, as well as condensate, foreign exchange and interest rate swaps. Crude oil, condensate and, if entered into, natural gas contracts are recorded at their estimated fair value based on the difference between the contracted price and the period-end forward price for the same commodity, using quoted market prices or the period-end forward price for the same commodity extrapolated to the end of the term of the contract (Level 2). The fair value of foreign exchange swaps are calculated using external valuation models which incorporate observable market data, including foreign exchange forward curves (Level 2) and the fair value of interest rate swaps are calculated using external valuation models which incorporate observable market data, including interest rate yield curves (Level 2).

Summary of Unrealized Risk Management Positions

	2018			2017
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Crude Oil	156	2	154	63	1,031	(968)
Foreign Exchange	-	1	(1)	-	-	-
Interest Rate	7	-	7	2	20	(18)
Total Fair Value	163	3	160	65	1,051	(986)

The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

As at December 31,	2018	2017
Level 2 – Prices Sourced From Observable Data or Market Corroboration	160	(986)

Prices sourced from observable data or market corroboration refers to the fair value of contracts valued in part using active quotes and in part using observable, market-corroborated data.

The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities:

	2018	2017
Fair Value of Contracts, Beginning of Year	(986)	(291)
Fair Value of Contracts Realized During the Year (1)	1,554	200
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Year	(305)	(929)
Unamortized (Amortized) Premium on Put Options	(16)	16
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	(87)	18
Fair Value of Contracts, End of Year	160	(986)
(1)	Includes a realized loss of $nil million (2017 – $33 million gain) related to the Conventional segment which is included in discontinued operations.

Financial assets and liabilities are offset only if Cenovus has the current legal right to offset and intends to settle on a net basis or settle the asset and liability simultaneously. Cenovus offsets risk management assets and liabilities when the counterparty, commodity, currency and timing of settlement are the same. No additional unrealized risk management positions are subject to an enforceable master netting arrangement or similar agreement that are not otherwise offset.

The following table provides a summary of the Company’s offsetting risk management positions:

	2018			2017
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Recognized Risk Management Positions
Gross Amount	277	117	160	135	1,121	(986)
Amount Offset	(114)	(114)	-	(70)	(70)	-
Net Amount per Consolidated Financial Statements	163	3	160	65	1,051	(986)

The derivative liabilities do not have credit risk-related contingent features. Due to credit practices that limit transactions according to counterparties’ credit quality, the change in fair value through profit or loss attributable to changes in the credit risk of financial liabilities is immaterial.

Cenovus pledges cash collateral with respect to certain of these risk management contracts, which is not offset against the related financial liability. The amount of cash collateral required will vary daily over the life of these risk management contracts as commodity prices change. Additional cash collateral is required if, on a net basis, risk management payables exceed risk management receivables on a particular day. There were no amounts pledged as collateral as at December 31, 2018. As at December 31, 2017, $26 million was pledged as collateral and was not able to be withdrawn.

C) Fair Value of Contingent Payment

The contingent payment is carried at fair value on the Consolidated Balance Sheets. Fair value is estimated by calculating the present value of the future expected cash flows using an option pricing model (Level 3), which assumes the probability distribution for WCS is based on the volatility of WTI options, volatility of Canadian-U.S. foreign exchange rate options and WCS futures pricing, and discounted at a credit-adjusted risk-free rate of 3.9 percent. Fair value of the contingent payment has been calculated by Cenovus’s internal valuation team which consists of individuals who are knowledgeable and have experience in fair value techniques. As at December 31, 2018, the fair value of the contingent payment was estimated to be $132 million.

As at December 31, 2018, average WCS forward pricing for the remaining term of the contingent payment is C$38.87 per barrel. The average volatility of WTI options and the Canadian-U.S. foreign exchange rates used to value the contingent payment was 32 percent and eight percent, respectively. Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

As at December 31, 2018	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per bbl	(104)	71
WTI Option Volatility	± five percent	(57)	51
Canadian per U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	1	(12)

As at December 31, 2017	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per bbl	(167)	111
WTI Option Volatility	± five percent	(95)	85
Canadian per U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	2	(27)

D) Earnings Impact of (Gains) Losses From Risk Management Positions

For the years ended December 31,	2018	2017	2016
Realized (Gain) Loss (1)	1,554	167	(153)
Unrealized (Gain) Loss (2)	(1,249)	729	554
(Gain) Loss on Risk Management From Continuing Operations	305	896	401
(1)

Realized gains and losses on risk management are recorded in the reportable segment to which the derivative instrument relates. Excludes realized risk management loss of $nil in 2018 (2017 – $33 million loss; 2016 – $58 million gain) that were classified as discontinued operations.

(2)	Unrealized gains and losses on risk management are recorded in the Corporate and Eliminations segment.